Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2011

Check here if Amendment [  X];               Amendment Number:
       This Amendment (Check only one):         [ X] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            October 20, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error, inadvertently transposed the value and shares columns.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:              63
                                                  -----------------------

Form 13F Information Table Value Total:           106156(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
Column 1		     Column 2       Column 3    Column 4     Column 5        Column 6   Column 7	 Column 8
				 				     Shrs or Sh/
			     Title of			Market Value Put/Prn	   Investment	Other	   VOTING AUTHORITY
Name of Issuer		     Class	     CUSIP 	(x1000)	     Amt PRN Call  Discretion	Managers   Sole	Shared	None
-----------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC	      COM	     02209S103	 3817       142361 	     sole			       142361
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108	 3737 	     70535 	     sole				70535
ANNALY CAP MGMT INC	      COM	     35710409	 2103 	    126475 	     sole			       126475
AON CORP	              COM	     37389103	 1134 	     27020 	     sole			        27020
BANK OF AMERICA CORPORATION   COM	     60505104	  443 	     72341 	     sole				72341
BANK OF NEW YORK MELLON CORP  COM	     64058100	  434 	     23355 	     sole			        23355
BERKSHIRE HATHAWAY INC DEL    CL A	     84670108	 6088 	        57 	     sole				   57
BERKSHIRE HATHAWAY INC DEL    CL B NEW	     84670702	 6885 	     96911 	     sole				96911
BP PLC	SPONSORED             ADR	     55622104	  241 	      6672 	     sole				 6672
CACI INTL INC	              CL A	     127190304	  492 	      9850 	     sole				 9850
CATERPILLAR INC DEL	      COM	     149123101	  687 	      9300 	     sole				 9300
CISCO SYS INC	              COM	     17275R102	 1446 	     93315 	     sole				93315
CITIGROUP INC	              COM NEW	     172967424	  447 	     17465 	     sole				17465
COCA COLA CO	              COM	     191216100	  216 	      3200 	     sole				 3200
COMCAST CORP NEW	      CL A	     20030N101	 1730 	     82675 	     sole				82675
CORRECTIONS CORP AMER NEW     COM NEW	     22025Y407	 2795 	    123195 	     sole			       123195
CURRENCYSHS JAPANESE YEN TR   JAPANESE YEN   23130A102	  795 	      6220 	     sole				 6220
CVS CAREMARK CORPORATION      COM	     126650100	  912 	     27165 	     sole				27165
DANAHER CORP DEL	      COM	     235851102	  255 	      6090 	     sole				 6090
DELL INC	              COM	     24702R101	 1237 	     87516 	     sole				87516
DENDREON CORP	              COM	     24823Q107	  239 	     26550 	     sole				26550
DIAGEO P L C	              SPON ADR NEW   25243Q205	 1905 	     25090 	     sole				25090
ENBRIDGE ENERGY MANAGEMENT L  SHS UNITS LLI  29250X103	  561 	     20400 	     sole				20400
ENBRIDGE ENERGY PARTNERS L P  COM	     29250R106	  736 	     26775 	     sole				26775
ENSCO PLC	              SPONSORED ADR  29358Q109	 2840 	     70255 	     sole				70255
EXXON MOBIL CORP	      COM	     30231G102	 1034 	     14241 	     sole				14241
FOSTER WHEELER AG	      COM	     H27178104	  659 	     37040 	     sole				37040
GOLDMAN SACHS GROUP INC	      COM	     38141G104	 3935 	     41620 	     sole				41620
GOOGLE INC	              CL A	     38259P508	 1260 	      2446 	     sole				 2446
HECKMANN CORP	              COM	     422680108	   60 	     11300 	     sole				11300
HILL ROM HLDGS INC	      COM	     431475102	 1958 	     65239 	     sole				65239
HILLENBRAND INC	              COM	     431571108	  751 	     40799 	     sole				40799
ICONIX BRAND GROUP INC	      COM	     451055107	  422 	     26700 	     sole				26700
INTERNATIONAL BUSINESS MACHS  COM	     459200101	  481 	      2750 	     sole				 2750
ISHARES TR	              DJ US TECH SEC 464287721	  284 	      4796 	     sole				 4796
ISHARES TR	              IBOXX INV CPBD 464287242	 1080 	      9615 	     sole				 9615
IVANHOE MINES LTD	      COM	     46579N103	  946 	     69059 	     sole				69059
JOHNSON & JOHNSON	      COM	     478160104	  809 	     12703 	     sole				12703
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER 494550106	  845 	     12360 	     sole				12360
KINDER MORGAN MANAGEMENT LLC  SHS	     49455U100	  599 	     10203 	     sole				10203
LINN ENERGY LLC	              UNIT LTD LIAB  536020100	 1196 	     33552 	     sole				33552
MCDERMOTT INTL INC	      COM	     580037109	  269 	     24990 	     sole				24990
MICROSOFT CORP	              COM	     594918104	 5287 	    212434 	     sole			       212434
OCCIDENTAL PETE CORP DEL      COM	     674599105	 4345 	     60774 	     sole				60774
PEPSICO INC	              COM	     713448108	 2212 	     35732 	     sole				35732
PFIZER INC	              COM	     717081103	 3856 	    218073 	     sole			       218073
PHILIP MORRIS INTL INC	      COM	     718172109	 3887 	     62317 	     sole				62317
PLUM CREEK TIMBER CO INC      COM	     729251108	 1460 	     42074 	     sole				42074
PROCTER & GAMBLE CO	      COM	     742718109	  293 	      4640 	     sole				 4640
QUALCOMM INC	              COM	     747525103	 1413 	     29055 	     sole				29055
RAYONIER INC	              COM	     754907103	  217 	      5885 	     sole				 5885
RYANAIR HLDGS PLC	      SPONSORED ADR  783513104	 1645 	     63880 	     sole				63880
SCHLUMBERGER LTD	      COM	     806857108	 1102 	     18451 	     sole				18451
SEARS HLDGS CORP	      COM	     812350106	 1984 	     34493 	     sole				34493
SPDR GOLD TRUST	              GOLD SHS	     78463V107	 7459 	     47188 	     sole				47188
SPRINT NEXTEL CORP	      COM SER 1	     852061100	 2705 	    889700 	     sole			       889700
UNITEDHEALTH GROUP INC	      COM	     91324P102	 1650 	     35777 	     sole				35777
VODAFONE GROUP PLC NEW	      SPONS ADR NEW  92857W209	 1146 	     44669 	     sole				44669
WAL MART STORES INC	      COM	     931142103	 3372 	     64966 	     sole				64966
WASTE MGMT INC DEL	      COM	     94106L109	 1391 	     42725 	     sole				42725
WELLPOINT INC	              COM	     94973V107	  717 	     10985 	     sole				10985
WESTERN DIGITAL CORP	      COM	     958102105	  414 	     16105 	     sole				16105
XYRATEX LTD	              COM	     G98268108	  837 	     90330 	     sole				90330

TOTAL $106156 (x thousand)


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